Fair value measurements	12 Months Ended
Mar. 31, 2017
Fair value measurements

20. Fair value measurements:

Fair value is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value according to observability. The inputs are described as follows:

Level 1—quoted prices in active markets for identical assets or liabilities

Level 2—inputs other than quoted prices included within Level 1 that are observable for the asset or liability

Level 3—unobservable inputs for the asset or liability

DOCOMO also distinguishes assets and liabilities measured at fair value every period on a recurring basis from those measured on a nonrecurring basis in certain circumstances.

(a) Assets and liabilities measured at fair value on a recurring basis

DOCOMO’s assets and liabilities measured at fair value on a recurring basis include available-for-sale securities and derivatives.

DOCOMO’s assets and liabilities that were measured at fair value on a recurring basis at March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥86,530	¥86,530	¥—	¥—
Equity securities (foreign)	83,947	83,947	—	—
Debt securities (foreign)	5	5	—	—

Total available-for-sale securities	170,482	170,482	—	—

Derivatives
Foreign exchange forward contracts	¥16	¥—	¥16	¥—

Total derivatives	16	—	16	—

Total	¥170,498	¥170,482	¥16	¥—

Liabilities:
Derivatives
Foreign currency option contracts	¥2,415	¥—	¥2,415	¥—
Foreign exchange forward contracts	5	—	5	—

Total derivatives	2,420	—	2,420	—

Total	¥2,420	¥—	¥2,420	¥—

There were no transfers between Level 1 and Level 2.

	Millions of yen
	2017
	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities
Equity securities (domestic)	¥83,974	¥83,974	¥—	¥—
Equity securities (foreign)	95,680	95,680	—	—
Debt securities (foreign)	5	5	—	—

Total available-for-sale securities	179,659	179,659	—	—

Derivatives
Foreign exchange forward contracts	¥0	¥—	¥0	¥—

Total derivatives	0	—	0	—

Total	¥179,659	¥179,659	¥0	¥—

Liabilities:
Derivatives
Foreign currency option contracts	¥1,336	¥—	¥1,336	¥—
Foreign exchange forward contracts	11	—	11	—

Total derivatives	1,347	—	1,347	—

Total	¥1,347	¥—	¥1,347	¥—

There were no transfers between Level 1 and Level 2.

Available-for-sale securities

Available-for-sale securities include marketable equity securities and debt securities, which are valued using quoted prices in active markets for identical assets. Therefore, they are classified as Level 1.

Derivatives

Derivative instruments represent foreign currency option contracts and foreign exchange forward contracts, which are valued based on observable market data, and are classified as Level 2. The valuation of such derivatives is periodically validated using observable market data, such as exchange rates.

(b) Assets and liabilities measured at fair value on a nonrecurring basis

Certain assets and liabilities are measured at fair value on a nonrecurring basis in certain circumstances.

DOCOMO may be required to measure fair value of receivables held for sale, long-lived assets, equity securities whose fair values are not readily determinable, and other assets or liabilities on a nonrecurring basis.

DOCOMO uses valuation methods such as a discounted cash flow method and market approach techniques in order to determine the fair value of its assets and liabilities classified as Level 3. DOCOMO selects a valuation method which best reflects the nature, characteristics, and risks of each asset and liability, and also determines the unobservable inputs using the best and most relevant data available. DOCOMO verifies the appropriateness of valuation methods and unobservable inputs, and may use third-party pricing information to evaluate the appropriateness of DOCOMO’s valuation during the verification processes.

DOCOMO’s assets that were measured at fair value on a nonrecurring basis for the fiscal years ended March 31, 2016 and 2017 were as follows:

	Millions of yen
	2016
	Total	Level 1	Level 2	Level 3	Gains (losses) (before taxes)
Assets:
Receivables held for sale	¥980,686	¥—	¥980,686	¥—	¥(8,742)
Goodwill and unamortizable intangible assets	—	—	—	—	(8,620)
Long-lived assets	742	—	—	742	(9,063)

Receivables held for sale

Receivables held for sale are measured at the lower of cost or fair value.

Receivables held for sale are classified as Level 2. DOCOMO measures the fair value of the receivables held for sale by discounting, at LIBOR-based discount rates, estimated future cash flows while taking into account factors such as default probabilities and loss severity of similar trade receivables.

Goodwill and unamortizable intangible assets

The fair value of the reporting units is measured based on discounted cash flow method using unobservable inputs and is classified as Level 3. The future cash flows expected to be generated by a reporting unit in other businesses segment would be negative, and the implied fair value of the goodwill and unamortizable intangible assets in Level 3 is zero. The fair value of the other reporting unit in smart life business segment is immaterial, and the implied fair value of goodwill in Level 3 is zero.

Long-lived assets

The fair value of long-lived assets related to the multimedia broadcasting business for mobile devices is measured based on the discounted cash flow method and is classified as Level 3. Since the future cash flows expected to be generated by such assets would be negative, the fair value in Level 3 is zero. The fair value of the other long-lived assets is measured based on the discounted cash flow method or appraisal by third parties and is classified as Level 3.

	Millions of yen
	2017
	Total	Level 1	Level 2	Level 3	Gains (losses) (before taxes)
Assets:
Receivables held for sale	¥875,429	¥—	¥875,429	¥—	¥(7,063)
Investments in affiliates	30,078	1,703	—	28,375	(23,920)
Goodwill and unamortizable intangible assets	45,947	—	—	45,947	(11,614)
Long-lived assets	—	—	—	—	(591)

Receivables held for sale

Receivables held for sale are measured at the lower of cost or fair value.

Receivables held for sale are classified as Level 2. DOCOMO measures the fair value of the receivables held for sale by discounting, at LIBOR-based discount rates, estimated future cash flows while taking into account factors such as default probabilities and loss severity of similar trade receivables.

Investments in affiliates

The fair value of investments in affiliates, including HTCL, is measured based on discounted cash flow method using unobservable inputs. Therefore, they are classified as Level 3.

Goodwill and unamortizable intangible assets

The fair values of the reporting units are measured based on discounted cash flow method using unobservable inputs and are classified as Level 3. The fair values of the overseas telecommunication reporting unit in the telecommunication business segment and a reporting unit in the smart life business segment were lower than their carrying values, resulting in the measurement of their implied fair values of goodwill classified as Level 3.

The fair value of unamortizable intangible asset in the smart life segment in Level 3 is zero since the related future cash flows expected to be generated would be immaterial.

DOCOMO’s assets that were measured at fair value on a nonrecurring basis classified in Level 3 for the year ended March 31, 2017 comprised the following:

	Millions of yen
	2017
	Fair value	Valuation technique	Significant Unobservable input	Input value
Assets:
Investments in affiliates	¥26,552	Discounted cash flow method	Weighted average cost of capital	7.9%
Goodwill and unamortizable intangible assets	¥45,947	Discounted cash flow method	Weighted average cost of capital	3.0-8.6%